BORROWINGS - Principal repayments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,490	$ 8,823
principal repayments
Disclosure of detailed information about borrowings [line items]
Borrowings	8,752
principal repayments | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	113
principal repayments | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	104
principal repayments | 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	1,420
principal repayments | 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	235
principal repayments | 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	5,940
principal repayments | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	940
Deferred financing costs and other accounting adjustments
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (262)